SEGMENTED DISCLOSURE INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED DISCLOSURE INFORMATION
SEGMENTED DISCLOSURE INFORMATION
15. SEGMENTED DISCLOSURE INFORMATION
The Trust has one reportable segment — the ownership and rental of industrial real estate as determined by the information reviewed by the chief operating decision maker who is the President and Chief Executive Officer. The following tables present certain information with respect to geographic segmentation:
Revenue

Years ended December 31,	2021		2020
Canada	$65,542	17%	$63,233	19%
United States	203,273	51%	161,165	47%
Austria	64,994	17%	65,716	19%
Germany	27,075	7%	26,924	8%
Netherlands	27,540	7%	16,694	5%
Other Europe	5,064	1%	6,467	2%
	$393,488	100%	$340,199	100%
For the year ended December 31, 2021, revenue from Magna comprised approximately 31% (2020 — 37%) of the Trust’s total revenue.
Investment properties

As at December 31,	2021		2020
Canada	$1,712,946	21%	$1,106,850	19%
United States	4,229,477	53%	2,882,549	49%
Austria	773,772	10%	821,260	14%
Germany	465,478	6%	428,504	7%
Netherlands	789,485	10%	550,946	10%
Other Europe	—	—%	65,474	1%
	$7,971,158	100%	$5,855,583	100%